Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
Debt
Short-term financing
Short-term financing consisted of the following:

	December 31,
(in millions)	2017	2016
Amounts drawn under credit facilities	$9.1	$12.1
Bank overdrafts	4.3	13.2
Total	$13.4	$25.3

The weighted average interest rate on short-term financing was 4.1% and 2.1% as of December 31, 2017 and 2016, respectively.
As of December 31, 2017 and 2016, the Company had $147.0 million and $175.3 million, respectively, in outstanding letters of credit and guarantees.

Long-term debt
Long-term debt consisted of the following:

	December 31,
(in millions)	2017	2016
Senior Term Loan Facilities:
Term B Loan due 2024, variable interest rate of 4.07% and 4.25% at December 31, 2017 and December 31, 2016, respectively	$2,277.8	$2,024.4
Euro Tranche Term Loan due 2022, variable interest rate of 4.25% at December 31, 2016 (Loan paid off on Nov 28, 2017)	—	259.9
Asset Backed Loan (ABL) Facilities:
North American ABL Facility due 2020, variable interest rate of 5.00% and 4.25% at December 31, 2017 and December 31, 2016, respectively	155.0	152.0
North American ABL Term Loan due 2018, variable interest rate of 4.44% and 3.75% at December 31, 2017 and December 31, 2016, respectively	16.7	83.3
Senior Unsecured Notes:
Senior Unsecured Notes due 2023, fixed interest rate of 6.75% at December 31, 2017 and December 31, 2016	399.5	399.5
Capital lease obligations	60.9	63.4
Total long-term debt before discount	$2,909.9	$2,982.5
Less: unamortized debt issuance costs and discount on debt	(27.9)	(28.5)
Total long-term debt	$2,882.0	$2,954.0
Less: current maturities	(62.0)	(109.0)
Total long-term debt, excluding current maturities	$2,820.0	$2,845.0

The weighted average interest rate on long-term debt was 4.50% and 4.84% as of December 31, 2017 and 2016, respectively.
As of December 31, 2017, future contractual maturities of long-term debt including capital lease obligations are as follows:

(in millions)
2018	$62.0
2019	33.4
2020	188.0
2021	31.5
2022	29.5
Thereafter	2,565.5
Total (1)	$2,909.9

(1)	See “Note 23: Subsequent events” in Item 8 of this Current Report on Form 8-K for additional information.
Long-term debt restructurings
On November 28, 2017, the Company entered into a Second Amendment of the Senior Term B loan facility which amended the Company's First Amendment, dated January 19, 2017. The new Senior Term B loan agreement has a $2,283.5 million US dollar loan tranche. The proceeds from the new Senior Term B loan agreement were used to repay in full the existing $2,183.5 million US dollar denominated Term B Loan and €80.9 million ($95.8 million) euro denominated Term B Loan.
The amendment also lowered the interest rate credit spread on the loan by 25 basis points from 2.75% to 2.50% and extended the loan by two years. An additional reduction of 25 basis points is available if the Company's total net leverage (Total Net Debt to Adjusted EBITDA) reaches or falls below 4.00. The New Senior Term Facilities is payable in installments of $5.7 million commencing December 31, 2017 with the remaining balances due on the maturity date of July 1, 2024. The Company can repay the loan in whole or part without penalty.
On January 19, 2017, the Company, entered into an amended Senior Term B loan agreement which replaced the existing US dollar denominated loans, dated July 1, 2015, with new US dollar denominated loans in aggregate of $2,200.0 million. The Amendment also reduced the interest rate credit spread on the US dollar denominated loans by 50 basis points from 3.25% to 2.75% and removed the 1.00% LIBOR floor. The additional proceeds of $175.6 million received from the US dollar denominated loans were used to prepay a portion of the Euro denominated Term B Loans.
As a result of the January and November 2017 debt refinancing activity, the Company recognized debt refinancing costs of $5.3 million in other (expense) income, net in the consolidated statements of operations during the year ended December 31, 2017. Refer to “Note 6: Other (expense) income, net” for further information. In addition, the Company recognized a loss on extinguishment of debt of $3.8 million in the year ended December 31, 2017.
On July 28, 2015, the Company entered into a new five year $1.4 billion North American Asset Backed Loan Facility (“new NA ABL Facility”) and terminated its existing $1.4 billion North American ABL Facility including the repayment of the existing North American ABL Term Loan. The new NA ABL Facility has a $1.0 billion revolving loan tranche available to certain US subsidiaries, a $300.0 million revolving loan tranche for certain Canadian subsidiaries and a $100.0 million ABL Term Loan (“new ABL Term Loan”). The Company may elect to allocate the total $1.3 billion in revolving tranches between the US and Canadian borrowers. Under the two revolving tranches, the borrowers may request loan advances and make loan repayments until the maturity date of July 28, 2020. The new ABL Term Loan and each revolving loan advance under the facility have a variable interest rate based on the current benchmark rate elected by the borrower plus a credit spread. The credit spread is determined by the elected benchmark rate and the average availability of the facility. The unused line fee for the revolver tranches under the new NA ABL Facility ranges from 0.25% to 0.375% per annum for the US and Canadian borrowers depending on the average daily outstanding amount. The new NA ABL Term Loan is payable in installments of $16.7 million per quarter commencing December 31, 2016 with a final amortization payment on March 31, 2018, with the loan commitment expiring on July 28, 2018.
In addition, on July 1, 2015, the Company issued $400.0 million in Senior Unsecured Notes (“Unsecured Notes”). The new $400.0 million issuance of Senior Unsecured Notes has a fixed interest rate of 6.75% payable semi-annually. Principal is due upon the maturity date of July 15, 2023. The Company can prepay the Senior Unsecured Notes in whole or part at a premium above par on or after July 15, 2018 and without a premium on or after July 15, 2020.
On March 24, 2014, certain of the Company’s European subsidiaries (the “Borrowers”) entered into a five year €200 million Euro ABL Credit facility. The Euro ABL is a revolving credit facility pursuant to which the Borrowers may request loan advances and make loan repayments until the maturity date of March 22, 2019. Loan advances may be made in multiple currencies. Each loan advance under this facility has a variable interest rate based on the current benchmark rate (IBOR) for that currency plus a credit spread. The credit spread is determined by a pricing grid that is based on average availability of the facility. The unused line fee ranges from 0.25% to 0.50% per annum depending on the average unused commitment as a percentage of the total commitment.
Simultaneously with the execution of the Euro ABL due 2019, certain of the Company’s European subsidiaries terminated a €68 million secured asset-based lending credit facility maturing December 31, 2016.
Borrowing availability and assets pledged as collateral
As of December 31, 2017, availability of the entire $1.3 billion in North American ABL Facility credit commitments is determined based on the periodic reporting of available qualifying collateral, as defined in the North American ABL Facility credit agreement. At December 31, 2017 and 2016, $548.3 million and $411.4 million were available under the North American ABL Facility, respectively. An unused line fee of 0.375% was in effect at December 31, 2017 and 2016.
As of December 31, 2017, availability of the entire €200 million Euro ABL due 2019 is determined based on the periodic reporting of available qualifying collateral, as defined in the Euro ABL credit agreement. The Euro ABL due 2019 is secured by the accounts receivable and inventory of the Borrowers and certain additional collateral. At December 31, 2017 and 2016, $133.1 million and $109.9 million were available under the Euro ABL, respectively. An unused line fee of 0.50% was in effect at December 31, 2017 and 2016.
The North American ABL Facility and North American ABL Term Loan are secured by substantially all of the assets of the US and Canadian operating subsidiaries of the Company. The Senior Term Loan Facilities are also secured by substantially all of the assets of the US operating and management subsidiaries. With respect to shared collateral, the North American ABL Facility, North American ABL Term Loan and the Senior Term Loan Facilities are secured by accounts receivable and inventories of the US operating subsidiaries of the Company. The obligations under the North American ABL Facility and North American ABL Term Loan are secured by a first priority lien on such accounts receivable and inventory, and the obligations under the Senior Term Loan Facilities are secured by a second priority lien on such accounts receivable and inventory. Under the North American ABL Facility, Canadian entities secure the obligations of the Canadian borrower. In addition, 65% of the shares of all first-tier foreign subsidiaries owned by the US subsidiaries have been pledged as security to the lenders in respect of all obligations. The Euro ABL is primarily secured by accounts receivable and inventories of the Company’s subsidiaries in Belgium, France, Germany, the Netherlands, Switzerland and United Kingdom.
Assets pledged under the North American ABL Facility, North American ABL Term Loan, Senior Term Loan Facilities and the Euro ABL are as follows:

	December 31,
(in millions)	2017	2016
Cash	$313.6	$237.4
Trade accounts receivable, net	881.0	790.6
Inventories	702.0	655.5
Prepaid expenses and other current assets	93.3	128.2
Property, plant and equipment, net	780.0	856.4
Total	$2,769.9	$2,668.1

Debt covenants
Under certain limited circumstances, the Company’s subsidiaries noted as borrowers and guarantors under the new NA ABL Facility and NA ABL Term Loan are subject to comply with a fixed charge coverage ratio maintenance covenant. Such covenant is calculated based on the consolidated financial results of the Company. As of December 31, 2017 and 2016, such covenant was not in effect but the Company would have been in compliance if it was then in effect. The Company and its subsidiaries are also subject to a significant number of non-financial covenants in each of the credit facilities and the Senior Unsecured Notes that restrict the operations of the Company and its subsidiaries, including, without limitation, requiring that the net proceeds from certain dispositions and capital market debt issuances must be used as mandatory prepayments and restrictions on the incurrence of financial indebtedness outside of these facilities (including restrictions on secured indebtedness), prepaying subordinated debt, making dividend payments, making certain investments, making certain asset dispositions, certain transactions with affiliates and certain mergers and acquisitions.